Offerings	Apr. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	292,006,800
Maximum Aggregate Offering Price	$ 1,746,200,664.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,150.31
Rule 457(f)	true
Amount of Securities Received | shares	292,006,800
Value of Securities Received, Per Share	5.98
Value of Securities Received	$ 1,746,200,664.00
Fee Note MAOP	$ 1,746,200,664.00
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents the maximum number of shares of common stock, par value $0.0001 per share, of Xtend AI Robotics, Inc. (the "common stock") estimated to be issued, or subject to stock-based awards that may be assumed by Xtend AI Robotics, Inc., upon completion of the transactions described in the information statement/prospectus (excluding certain shares of common stock as described further in this footnote), based on (a) 14,730,600 Class A shares, par value $0.0001 per share (the "JFB Class A common stock") of JFB Construction Holdings, a Nevada Corporation ("JFB"), which is the estimated maximum number of shares of JFB Class A common stock outstanding, (b) 3,818,290 shares of Series C preferred stock, par value $0.0001 per share, of JFB (the "JFB Series C preferred stock"), which is the estimated maximum number of shares of JFB Series C preferred stock outstanding, convertible into 14,036,034 shares of JFB Class A common stock, (c) 34,730,164 shares of JFB Class A common stock that may be issued upon exercise of outstanding JFB warrants prior to the completion of the transactions described in the information statement/prospectus ("JFB Warrants"), (d) 0 shares of common stock, which is the estimated maximum number of shares of common stock that may be issuable pursuant to the settlement of outstanding equity awards issued by JFB Construction Holdings, (e) 197,818,863 shares of common stock issuable to holders of ordinary shares of XTEND Reality Expansion Ltd. and (f) 30,691,139 shares of common stock, which is the estimated maximum number of shares of common stock that may be issuable pursuant to the settlement of outstanding equity awards issued by XTEND Reality Expansion Ltd. 7,230,000 shares of common stock are not being registered under this registration statement and are expected to be beneficially owned by the stockholder of JFB that executed and delivered the Written Consent (as defined in the information statement/prospectus). Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. The proposed maximum offering price of the common stock to be registered was calculated based on the product of (a) the average of the high and low sales prices of JFB Class A common stock as reported on the Nasdaq Stock Market LLC ("Nasdaq") on April 27, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission) and (b) 292,006,800, representing the maximum number of shares of common stock expected to be issued in connection with the transactions excluding those shares described in the last sentence of prior paragraph.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase common stock, par value $0.0001 per share
Amount Registered | shares	13,039,652
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 13,039,652 pre-funded warrants, which is the estimated maximum number of shares of pre-funded warrants issuable to holders of JFB Series C Preferred Stock and JFB Warrants. Calculated in accordance with Rule 457(i) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the public warrants has been allocated to the common stock issuable upon exercise of the pre-funded warrants and included in the registration fee paid in respect of such shares of common stock.